Note 16 - Dividends Paid	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of dividends [text block]
16.	DIVIDENDS AND DISTRIBUTION

For the
three
months ended
September 30, 2018,
a dividend of
$0.125
(
2017
-
$0.125
) per common share was declared by Just Energy. This dividend amounted to
$18,657
(
2017
-
$18,349
), which was approved by the Board of Directors and paid out during the period. For the six
months ended
September 30, 2018,
dividends of
$0.25
(
2017
-
$0.25
) per common share were declared and paid by Just Energy. This amounted to
$37,206
(
2017
-
$36,725
), which was approved by the Board of Directors and paid out during the period.

For the
three
months ended
September 30, 2018,
a distribution of
$0.125
(
2017
-
$0.125
) per common share for share grants was declared by Just Energy. This distribution amounted to
$443
(
2017
-
$313
), which was approved by the Board of Directors and distributed during the period. For the six
months ended
September 30, 2018,
distributions of
$0.25
(
2017
-
$0.25
) per common share for share grants were declared and paid by Just Energy. This amounted to
$968
(
2017
-
$711
), which was approved by the Board of Directors and distributed during the period.

For the
three
months ended
September 30, 2018,
a dividend of
US$0.53125
(
2017
-
US$0.53125
) per preferred share was declared by Just Energy. This dividend amounted to
$3,230
(
2017
-
$2,806
), which was approved by the Board of Directors and paid out during the period. For the six
months ended
September 30, 2018,
dividends of
US$1.0625
(
2017
-
US$1.0625
) per preferred share were declared and paid by Just Energy. This amounted to
$6,418
(
2017
-
$5,815
), which was approved by the Board of Directors and paid out during the period.